DoubleLine Low Duration Bond Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 8.3%
6,995,304	Access Group, Inc., Series 2007-A-B (3 Month LIBOR USD + 0.55%, 0.55% Floor)	3.07%		02/25/2037	6,744,556
7,216,368	AccessLex Institute, Series 2004-2-A3 (3 Month LIBOR USD + 0.19%, 0.19% Floor)	2.77%		10/25/2024	7,100,649
4,250,000	Avant Loans Funding Trust, Series 2017-B-C	4.99%	^	11/15/2023	4,293,534
16,586,748	Avant Loans Funding Trust, Series 2019-A-A	3.48%	^	07/15/2022	16,652,309
9,678,987	CLUB Credit Trust, Series 2018-2-PT	9.42%	# ^	02/15/2041	9,737,940
4,569,824	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68%	^	09/25/2042	4,575,714
7,207,294	Consumer Loan Underlying Bond Credit Trust, Series 2018-P1-A	3.39%	^	07/15/2025	7,241,588
9,586,315	Consumer Loan Underlying Bond Credit Trust, Series 2018-P2-A	3.47%	^	10/15/2025	9,644,213
14,000,000	Credit Acceptance Auto Loan Trust, Series 2017-2A-A	2.55%	^	02/17/2026	13,999,717
5,510,277	DRB Prime Student Loan Trust, Series 2016-R-A1 (1 Month LIBOR USD + 1.90%)	4.30%	^	10/25/2044	5,569,968
14,000,000	Drive Auto Receivables Trust, Series 2019-3-A1	2.49%		06/15/2020	14,001,420
4,244,087	Earnest Student Loan Program, Series 2016-A-A2	2.50%	^	04/25/2033	4,222,791
8,849,683	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	8,840,622
2,274,646	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	2,273,989
9,376,657	Flagship Credit Auto Trust, Series 2016-4-B	2.41%	^	10/15/2021	9,369,199
13,184,030	Flagship Credit Auto Trust, Series 2017-1-B	2.83%	^	03/15/2023	13,190,800
9,735,325	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	9,869,098
11,099,862	FREED Trust, Series 2019-1-A	3.42%	^	06/18/2026	11,145,353
7,813,287	GLS Auto Receivables Issuer Trust, Series 2019-1A-A	3.37%	^	01/17/2023	7,879,055
15,894,588	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06%	^	04/17/2023	15,988,224
3,502,602	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54%	^	02/25/2032	3,609,680
29,743,478	Invitation Homes Trust, Series 2017-SFR2-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	3.24%	^	12/17/2036	29,588,877
19,253,763	Invitation Homes Trust, Series 2018-SFR1-A (1 Month LIBOR USD + 0.70%)	3.09%	^	03/17/2037	19,043,307
4,766,108	Jimmy Johns Funding LLC, Series 2017-1A-A2I	3.61%	^	07/30/2047	4,822,896
15,750,000	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	15,977,378
5,893,580	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	5,917,899
10,835,866	Marlette Funding Trust, Series 2018-3A-A	3.20%	^	09/15/2028	10,868,239
7,545,030	Marlette Funding Trust, Series 2019-1A-A	3.44%	^	04/16/2029	7,610,766
16,000,000	Marlette Funding Trust, Series 2019-2A-A	3.13%	^	07/16/2029	16,096,354
15,000,000	Marlette Funding Trust, Series 2019-3A-A	2.69%	^	09/17/2029	15,038,280
8,500,000	Navient Private Education Refinance Loan Trust, Series 2019-CA-A1	2.82%	^	02/15/2068	8,561,583
31,250,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	31,194,734
7,812,326	Prosper Marketplace Issuance Trust, Series 2018-2A-A	3.35%	^	10/15/2024	7,841,755
9,914,363	Prosper Marketplace Issuance Trust, Series 2019-1A-A	3.54%	^	04/15/2025	9,961,158
5,500,000	Prosper Marketplace Issuance Trust, Series 2019-2A-A	3.20%	^	09/15/2025	5,513,559
2,414,566	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	2,447,894
5,549,607	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	5,605,586
4,489,366	Sierra Timeshare Receivables Funding LLC, Series 2016-2A-A	2.33%	^	07/20/2033	4,474,689
11,530,355	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.29% Floor)	2.70%		06/15/2039	11,210,674
6,854,289	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%, 0.27% Floor)	2.68%		12/15/2039	6,698,274
410,307	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	414,334
1,627,397	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	1,634,997
5,000,000	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	5,010,543
1,598,915	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	1,606,843
3,898,955	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	3,931,107
2,756,850	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	2,776,214
3,330,022	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	3,337,020
1,078,730	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	1,078,096
4,500,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	4,509,654
652,857	SoFi Consumer Loan Program Trust, Series 2017-6-A1	2.20%	^	11/25/2026	652,413
3,686,458	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	3,684,901
7,735,237	SoFi Consumer Loan Program Trust, Series 2018-3-A1	3.20%	^	08/25/2027	7,761,136
7,987,993	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	8,068,655
18,706,996	SoFi Consumer Loan Program Trust, Series 2019-2-A	3.01%	^	04/25/2028	18,849,420
6,081,372	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	6,098,651
3,647,438	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	3,670,133
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,999,090
1,825,470	SoFi Professional Loan Program, Series 2017-B-A1FX	1.83%	^	05/25/2040	1,825,104
1,870,782	SoFi Professional Loan Program, Series 2017-C-A2A	1.75%	^	07/25/2040	1,865,250
4,823,780	SoFi Professional Loan Program, Series 2019-A-A1FX	3.18%	^	06/15/2048	4,870,515
4,088,403	SoFi Professional Loan ProgramTrust, Series 2018-D-A1FX	3.12%	^	02/25/2048	4,122,750
9,052,975	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	9,062,907
25,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	25,060,380
297,939	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	304,794
1,479,583	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	1,498,811
7,699,430	Triton Container Finance LLC, Series 2017-2A-A	3.62%	^	08/20/2042	7,798,507
1,401,353	Upgrade Receivables Trust, Series 2018-1A-A	3.76%	^	11/15/2024	1,408,218
13,752,847	Upgrade Receivables Trust, Series 2019-1A-A	3.48%	^	03/15/2025	13,826,353
4,670,000	Upstart Securitization Trust, Series 2019-1-B	4.19%	^	04/20/2026	4,730,647
8,298	Wachovia Student Loan Trust, Series 2006-1-A5 (3 Month LIBOR USD + 0.12%, 0.12% Floor)	2.70%	^	07/26/2027	8,296
4,054,079	Westlake Automobile Receivables Trust, Series 2016-3A-C	2.46%	^	01/18/2022	4,053,528
20,000,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	20,010,040
12,000,000	Westlake Automobile Receivables Trust, Series 2018-2A-B	3.20%	^	01/16/2024	12,065,410
5,000,000	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	5,006,365

Total Asset Backed Obligations (Cost $597,909,798)					600,025,403

Bank Loans - 5.0%
5,660,083	AECOM Technology Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		03/13/2025	5,644,519
4,806,659	Allison Transmission, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.00%)	4.48%		03/30/2026	4,830,693
2,793,622	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.39%		12/15/2023	2,753,967
4,898,990	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/28/2023	4,836,528
4,532,163	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.08%		03/28/2024	4,526,497
6,217,202	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.08%		03/11/2025	6,205,544
4,878,254	Ashland LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		05/17/2024	4,874,571
8,580,224	Axalta Coating Systems Dutch Holding B B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		05/31/2024	8,491,761
7,640,000	Berry Global Group, Inc., Senior Secured First Lien Term Loan	5.06%	±	05/15/2026	7,597,025
3,255,122	Berry Global Group, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.00%)	4.41%		10/01/2022	3,236,975
10,492,477	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.65%		02/16/2024	10,431,306
8,529,603	Charter Communications Operating, LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.33%		04/30/2025	8,529,603
1,483,783	Crown Americas LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/03/2025	1,493,428
9,939,793	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		07/17/2025	9,797,654
678,300	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.64%		01/15/2026	668,553
10,508,060	Dell International L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	4.41%		09/07/2023	10,466,501
8,503,434	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		08/30/2023	8,501,478
11,207,997	First Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		04/26/2024	11,207,997
7,550,157	Global Payments Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		04/21/2023	7,552,044
10,875,762	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.93%		01/02/2026	10,878,480
8,506,310	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Week LIBOR USD + 2.25%)	4.64%		01/31/2025	8,492,743
7,352,583	HCA Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.08%		03/17/2023	7,363,318
4,202,563	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/17/2023	4,203,676
8,558,524	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan	4.15%	±	06/22/2026	8,573,117
975,000	IAA Spinco, Inc., Senior Secured First Lien Term Loan	4.78%	±	05/22/2026	979,875
7,025,200	IQVIA Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		06/09/2025	6,996,643
5,895,000	IQVIA Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.33%		01/17/2025	5,896,857
8,760,642	Iron Mountain Information Management, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		01/02/2026	8,525,200
7,290,297	Jacobs Douwe Egberts International B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.50%		11/03/2025	7,275,097
7,917,900	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		05/01/2026	7,915,643
1,697,877	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.88%		03/09/2023	1,698,675
8,522,234	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.13%		04/03/2025	8,516,226
1,950,313	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.13%		03/14/2025	1,955,188
10,965,200	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.65%		02/22/2024	10,892,556
8,559,625	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/21/2025	8,517,512
6,639,591	Microchip Technology Incorporated, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.41%		05/29/2025	6,616,784
4,255,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan	5.07%	±	06/20/2026	4,244,362
1,975,000	Open Text Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		05/30/2025	1,980,560
1,154,200	Resideo Funding Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.33%		10/27/2025	1,154,927
10,382,215	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		03/27/2023	10,404,952
5,666,525	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/31/2025	5,638,192
1,252,528	ServiceMaster Company, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.90%		11/08/2023	1,255,659
7,500,000	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan	4.41%	±	04/17/2026	7,516,387
7,231,203	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.94%		02/02/2024	7,134,775
3,368,075	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.44%		02/02/2024	3,342,814
7,977,004	Syneos Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		08/01/2024	7,967,671
8,453,915	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		06/19/2025	8,442,291
2,878,250	United Rentals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/31/2025	2,881,848
2,144,225	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		10/31/2025	2,147,581
10,934,545	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.40%		12/20/2024	10,825,200
7,630,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.89%		01/15/2026	7,610,925
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
3,739,778	(1 Month LIBOR USD + 2.00%)	4.39%		12/31/2025	3,740,264
5,235,689	(1 Month LIBOR USD + 2.00%)	4.40%		12/31/2025	5,236,370
373,978	(3 Month LIBOR USD + 2.00%)	4.33%		12/31/2025	374,026
3,200,008	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		04/03/2025	3,196,680
5,485,728	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		04/03/2025	5,480,023
	Worldpay, LLC, Senior Secured First Lien Term Loan
2,939,346	(1 Month LIBOR USD + 1.75%)	4.13%		08/09/2024	2,941,433
5,458,785	(1 Month LIBOR USD + 1.75%)	4.15%		08/09/2024	5,462,660
11,612,250	Wyndham Hotels & Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.15%		05/30/2025	11,590,477

Total Bank Loans (Cost $358,967,308)					357,514,311

Collateralized Loan Obligations - 16.0%
25,000,000	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.45%	^	01/15/2028	24,889,224
1,652,174	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	3.57%	^	01/19/2025	1,654,074
20,000,000	Apres Static Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	3.78%	^	01/15/2027	20,029,062
20,000,000	Assurant Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.91%	^	04/20/2030	20,026,890
17,000,000	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	3.36%	^	11/17/2027	16,939,497
20,000,000	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	3.62%	^	08/05/2027	20,008,236
29,500,000	Avery Point Ltd., Series 2015-7A-AR (3 Month LIBOR USD + 1.14%)	0.00%	^	01/15/2028	29,500,000
5,987,000	Babson Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 1.19%)	3.78%	^	10/20/2030	5,981,381
44,000,000	Battalion Ltd., Series 2014-7A-A1RR (3 Month LIBOR USD + 1.04%)	3.63%	^	07/17/2028	43,890,870
10,000,000	California Street LP, Series 2012-9A-AR (3 Month LIBOR USD + 1.45%)	4.05%	^	10/16/2028	10,004,638
9,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.00%)	3.59%	^	04/20/2027	9,015,538
42,000,000	CarVal Ltd., Series 2019-1A-AN (3 Month LIBOR USD + 1.48%, 1.48% Floor)	4.12%	^	04/20/2032	42,241,215
35,000,000	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.79%	^	10/21/2030	34,875,298
26,500,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.92%	^	07/13/2029	26,536,305
3,000,000	CRMN Mortgage Trust, Series 2018-1A-A1 (3 Month LIBOR USD + 1.25%, 1.25% Floor)	3.83%	^	10/25/2031	3,002,412
20,000,000	Crown Point Ltd., Series 2018-6A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	3.76%	^	10/20/2028	19,960,504
21,000,000	Dryden Ltd., Series 2019-75A-AR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	0.00%	^	07/15/2030	21,000,000
5,585,000	Greywolf Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 1.16%, 1.16% Floor)	3.74%	^	01/27/2031	5,559,434
9,100,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.77%	^	10/20/2031	9,060,077
3,912,208	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2 (3 Month LIBOR USD + 2.50%)	5.02%		08/15/2023	3,916,449
300,849	Halcyon Loan Advisors Funding Ltd., Series 2013-1A-A1 (3 Month LIBOR USD + 1.15%)	3.75%	^	04/15/2025	301,126
405,156	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	3.73%	^	04/18/2026	405,406
18,195,816	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.10%)	3.69%	^	10/22/2025	18,199,401
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	3.50%	^	10/18/2027	24,903,219
9,000,000	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	3.73%	^	07/18/2031	8,954,502
4,624,407	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	3.29%	^	07/15/2026	4,613,147
22,200,000	Jamestown Ltd., Series 2015-8A-A1AR (3 Month LIBOR USD + 0.87%, 0.87% Floor)	3.47%	^	01/15/2028	22,132,197
31,000,000	Jamestown Ltd., Series 2016-9A-A1B (3 Month LIBOR USD + 1.50%)	4.09%	^	10/20/2028	31,017,985
10,500,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.73%	^	04/25/2030	10,446,754
10,000,000	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%)	3.76%		10/20/2031	9,963,676
22,000,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.71%	^	04/20/2031	21,861,439
35,000,000	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	3.84%	^	07/15/2027	35,032,331
8,750,000	Madison Park Funding Ltd., Series 2012-10A-AR2 (3 Month LIBOR USD + 1.22%)	3.66%	^	01/20/2029	8,760,032
26,000,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	3.75%	^	07/23/2029	26,011,806
3,706,425	Magnetite Ltd., Series 2014-9A-A1R (3 Month LIBOR USD + 1.00%)	3.58%	^	07/25/2026	3,709,435
20,685,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	3.39%	^	11/21/2027	20,598,561
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	4.35%	^	04/15/2029	3,001,747
24,100,000	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%)	3.78%	^	04/18/2031	24,056,804
13,500,000	Marble Point Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	3.92%	^	01/20/2032	13,530,638
41,500,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.92%	^	07/15/2029	41,572,018
35,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.86%	^	07/25/2029	34,960,717
13,000,000	MP Ltd., Series 2015-1A-ARR (3 Month LIBOR USD + 1.08%)	3.68%	^	10/18/2028	12,958,381
25,000,000	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	3.49%	^	10/28/2027	24,970,384
25,000,000	Ocean Trails V, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.88%	^	10/13/2031	25,091,239
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	3.67%	^	04/26/2031	16,360,781
8,207,597	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	3.34%	^	10/15/2025	8,199,488
17,186,720	Palmer Square Loan Funding Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.44%	^	01/20/2027	17,157,640
34,000,000	Park Avenue Institutional Advisers Ltd., Series 2018-1A-A1A (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.87%	^	10/20/2031	33,936,398
25,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	3.81%	^	10/15/2030	25,004,088
12,500,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	3.77%	^	10/25/2031	12,462,511
10,000,000	Riserva Ltd., Series 2016-3A-AR (3 Month LIBOR USD + 1.14%)	0.00%	^	10/18/2028	10,000,000
22,000,000	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	3.62%	^	04/20/2031	21,816,846
33,600,000	Shackleton Ltd., Series 2016-9A-A (3 Month LIBOR USD + 1.50%)	4.09%	^	10/20/2028	33,745,268
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	3.84%	^	10/20/2031	16,004,943
25,000,000	Sound Point Ltd., Series 2015-1RA-A (3 Month LIBOR USD + 1.36%, 1.36% Floor)	3.96%	^	04/15/2030	25,068,818
2,365,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.66%	^	04/21/2031	2,356,977
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	3.81%	^	07/17/2028	20,012,030
10,000,000	Trimaran CAVU LLC, Series 2019-1A-A1 (3 Month LIBOR USD + 1.46%, 1.46% Floor)	3.93%	^	07/20/2032	10,005,732
22,000,000	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	3.84%	^	10/20/2031	21,896,875
5,000,000	Vibrant Ltd., Series 2016-5A-A (3 Month LIBOR USD + 1.55%)	4.14%	^	01/20/2029	5,006,658
24,700,000	Wellfleet Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 0.91%)	3.50%	^	04/20/2028	24,604,845
20,000,000	Wellfleet Ltd., Series 2017-2A-A1 (3 Month LIBOR USD + 1.25%)	3.84%	^	10/20/2029	20,012,655
4,707,411	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	3.48%	^	05/01/2026	4,705,057
12,950,000	Wind River Ltd., Series 2012-1A-AR2 (3 Month LIBOR USD + 0.88%)	0.00%	^	01/15/2026	12,950,000
3,580,847	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	3.78%	^	07/25/2026	3,583,033
13,000,000	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	4.13%	^	10/15/2028	12,993,178

Total Collateralized Loan Obligations (Cost $1,153,556,859)					1,153,027,870

Foreign Corporate Bonds - 15.6%
7,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	7,045,911
3,000,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	3,061,906
5,426,000	AerCap Global Aviation Trust	4.63%		10/30/2020	5,563,959
1,370,000	AES Dominicana	7.95%		05/11/2026	1,488,176
5,926,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	6,330,509
3,500,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	3,738,910
11,625,000	AstraZeneca PLC	2.38%		11/16/2020	11,630,102
5,365,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	5,444,670
11,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	11,132,292
600,000	Banco Bradesco S.A.	5.90%		01/16/2021	628,200
8,350,000	Banco BTG Pactual S.A.	5.75%		09/28/2022	8,717,400
2,500,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	2,615,625
6,285,000	Banco de Credito del Peru	4.25%		04/01/2023	6,591,457
3,600,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	3,726,036
11,000,000	Banco del Estado de Chile	3.88%		02/08/2022	11,439,325
4,000,000	Banco do Brasil S.A.	4.75%	^	03/20/2024	4,187,800
8,150,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	8,202,975
6,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	6,240,060
8,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	8,048,000
20,400,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	20,755,980
13,600,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	13,739,536
2,000,000	Banco Santander	3.88%		09/20/2022	2,074,567
6,500,000	Banco Santander	4.13%		11/09/2022	6,685,250
6,800,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	7,208,068
7,000,000	Bancolombia S.A.	5.95%		06/03/2021	7,411,600
5,300,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	5,442,464
12,795,000	Banistmo S.A.	3.65%		09/19/2022	12,874,969
2,400,000	Banistmo S.A.	3.65%	^	09/19/2022	2,415,000
11,130,000	Barclays Bank PLC	2.65%		01/11/2021	11,162,381
10,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	10,612,600
7,900,000	BBVA Bancomer S.A.	6.50%		03/10/2021	8,322,650
10,500,000	BBVA Bancomer S.A.	6.75%		09/30/2022	11,453,400
3,421,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,381,693
11,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	10,981,982
11,350,000	BDO Unibank, Inc.	2.95%		03/06/2023	11,354,702
17,400,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	18,353,694
15,600,000	Bharti Airtel Ltd.	5.13%		03/11/2023	16,412,678
2,500,000	Braskem Finance Ltd.	5.75%		04/15/2021	2,617,188
11,000,000	Braskem Netherlands Finance B.V.	3.50%		01/10/2023	11,074,250
15,903,000	C&W Senior Financing DAC	7.50%		10/15/2026	16,618,635
9,993,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	10,405,211
400,000	Celulosa Arauco y Constitucion S.A.	4.50%		08/01/2024	422,000
9,515,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	9,978,856
8,450,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	9,316,210
14,000,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	14,142,364
3,000,000	CK Hutchison International Ltd.	2.88%		04/05/2022	3,030,507
17,900,000	CNOOC Finance Ltd.	3.88%		05/02/2022	18,469,301
3,200,000	CNOOC Finance Ltd.	3.00%		05/09/2023	3,231,533
16,391,000	CNPC General Capital Ltd.	3.95%		04/19/2022	16,963,266
6,100,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	6,303,482
6,200,000	Colbun S.A.	4.50%		07/10/2024	6,534,459
400,000	Comcel Trust	6.88%		02/06/2024	414,750
5,746,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	5,744,885
3,670,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	3,660,426
2,275,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	2,300,013
6,125,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	3.68%	^	06/12/2024	6,145,265
9,197,000	Credito Real S.A.B. de C.V.	7.25%		07/20/2023	9,645,354
437,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	458,304
7,700,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	8,169,895
18,527,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	18,545,527
6,320,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	6,413,162
3,400,000	Digicel Group Ltd.	8.25%	^	09/30/2022	765,000
2,500,000	Ecopetrol S.A.	5.88%		09/18/2023	2,775,000
7,900,000	El Puerto de Liverpool S.A.B. de C.V.	3.95%		10/02/2024	7,969,204
173,900	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	182,106
1,000,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	940,826
12,700,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	13,420,832
14,974,439	ENA Norte Trust	4.95%		04/25/2023	15,498,544
3,000,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	3,156,283
9,400,000	ESAL GmBH	6.25%		02/05/2023	9,623,250
10,000,000	Export-Import Bank of India	3.13%		07/20/2021	10,083,724
500,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	509,375
21,000,000	Freeport-McMoRan, Inc.	4.55%		11/14/2024	21,519,750
9,000,000	Fresnillo PLC	5.50%		11/13/2023	9,839,250
2,309,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	2,348,856
8,870,000	GlaxoSmithKline Capital PLC	2.88%		06/01/2022	9,033,287
9,400,000	Global Bank Corporation	4.50%		10/20/2021	9,682,094
1,900,000	Global Bank Corporation	4.50%	^	10/20/2021	1,957,019
9,170,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	9,473,756
10,200,000	Grupo Aval Ltd.	4.75%		09/26/2022	10,572,300
14,328,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	15,114,607
1,669,000	Grupo Cementos de Chihuahua S.A.B. de C.V.	5.25%		06/23/2024	1,704,049
2,055,000	GrupoSura Finance S.A.	5.70%		05/18/2021	2,160,319
3,475,320	Guanay Finance Ltd.	6.00%		12/15/2020	3,536,138
6,085,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.00%)	3.52%		05/18/2024	6,104,746
7,935,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	8,377,963
8,504,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	9,315,041
1,600,000	Indian Oil Corporation Ltd.	4.75%		01/16/2024	1,680,584
10,725,000	Inversiones CMPC S.A.	4.50%		04/25/2022	11,125,839
1,762,000	Inversiones CMPC S.A.	4.38%		05/15/2023	1,833,544
1,600,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	1,818,368
700,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	744,807
7,750,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	7,903,063
2,950,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	^†	12/12/2022	3,008,263
3,397,000	JBS Investments GmbH	7.25%		04/03/2024	3,534,299
2,500,000	JBS Investments GmbH	7.00%	^	01/15/2026	2,713,750
10,000,000	Latam Finance Ltd.	6.88%		04/11/2024	10,420,100
11,428,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	11,609,477
19,600,000	MARB BondCo PLC	7.00%		03/15/2024	20,495,916
9,939,000	Millicom International Cellular S.A.	6.00%		03/15/2025	10,353,953
2,963,000	Millicom International Cellular SA	6.63%		10/15/2026	3,233,077
11,025,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	3.45%		07/26/2023	11,049,701
11,125,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	3.27%		03/05/2023	11,125,629
13,637,000	Multibank, Inc.	4.38%		11/09/2022	13,978,061
2,700,000	Nexa Resources Peru S.A.A.	4.63%		03/28/2023	2,808,027
10,000,000	Oleoducto Central S.A.	4.00%		05/07/2021	10,210,100
10,700,000	ONGC Videsh Ltd.	2.88%		01/27/2022	10,665,725
8,800,000	ONGC Videsh Ltd.	3.75%		05/07/2023	9,000,472
500,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	526,631
12,000,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	12,039,227
5,250,000	Pampa Energia S.A.	7.38%		07/21/2023	5,092,553
466,667	Pan American Energy LLC	7.88%		05/07/2021	485,917
5,210,394	Panama Metro Line SP	0.00%	^	12/05/2022	4,949,927
11,308,264	Panama Metro Line SP	0.00%		12/05/2022	10,742,964
9,000,000	Pertamina Persero PT	4.88%		05/03/2022	9,499,515
2,500,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	2,652,500
7,450,000	Petrobras Global Finance B.V.	5.30%		01/27/2025	7,923,075
7,000,000	Petronas Capital Ltd.	3.13%		03/18/2022	7,112,163
14,100,000	PTTEP Treasury Center Company Ltd. (5 Year CMT Rate + 2.72%)	4.60%	†	07/17/2022	14,278,422
2,000,000	Reliance Holdings, Inc.	4.50%		10/19/2020	2,044,900
17,560,000	Reliance Holdings, Inc.	5.40%		02/14/2022	18,660,317
4,580,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	3.90%		06/25/2024	4,573,528
6,600,000	SACI Falabella	3.75%		04/30/2023	6,780,373
11,215,000	Santander UK PLC	2.50%		01/05/2021	11,223,957
4,200,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	4,213,784
2,090,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	2,065,334
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	2,964,595
3,710,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	3,744,634
4,000,000	Sinopec Group Overseas Development Ltd.	3.00%		04/12/2022	4,037,341
800,000	Sinopec Group Overseas Development Ltd.	3.75%	^	09/12/2023	833,175
1,500,000	Sinopec Group Overseas Development Ltd.	4.38%		10/17/2023	1,594,977
11,335,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	11,288,741
5,552,000	Takeda Pharmaceutical Company Ltd.	4.00%	^	11/26/2021	5,737,592
6,511,000	Tecnoglass, Inc.	8.20%		01/31/2022	6,901,660
17,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	17,589,139
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	1,006,807
10,990,000	Toronto-Dominion Bank	3.25%		06/11/2021	11,214,374
5,580,000	UBS AG	2.45%	^	12/01/2020	5,589,253
10,220,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	10,590,475
10,700,000	Union Bank of the Philippines	3.37%		11/29/2022	10,840,041
3,750,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	3,868,197
7,252,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	7,239,382
8,499,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	8,395,565
3,500,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	3,501,400
1,550,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	1,568,569
10,000,000	UPL Corporation	3.25%		10/13/2021	10,011,801
4,315,000	Vedanta Resources PLC	7.13%		05/31/2023	4,262,141
2,585,000	Vedanta Resources PLC	6.13%		08/09/2024	2,384,373
13,936,000	VTR Finance B.V.	6.88%		01/15/2024	14,476,020
1,530,000	Westpac Banking Corporation	1.60%		08/19/2019	1,528,349
8,605,000	Westpac Banking Corporation	2.65%		01/25/2021	8,651,949
7,800,000	YPF S.A.	8.50%		03/23/2021	7,963,800

Total Foreign Corporate Bonds (Cost $1,101,424,788)					1,124,706,881

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.8%
11,500,000	Argentine Republic Government International Bond	5.63%		01/26/2022	9,717,615
100,000	Brazilian Government International Bond	4.88%		01/22/2021	103,950
2,200,000	Colombia Government International Bond	4.38%		07/12/2021	2,278,122
1,210,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,285,637
13,933,333	Dominican Republic International Bond	7.50%		05/06/2021	14,699,667
8,000,000	Indonesia Government International Bond	4.88%		05/05/2021	8,319,751
6,740,000	Indonesia Government International Bond	3.70%	^	01/08/2022	6,905,127
600,000	Indonesia Government International Bond	3.75%		04/25/2022	616,357
10,100,000	Perusahaan Penerbit	3.40%		03/29/2022	10,265,034
4,000,000	Philippine Government International Bond	4.00%		01/15/2021	4,096,530

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $58,836,691)					58,287,790

Non-Agency Commercial Mortgage Backed Obligations - 16.9%
1,900,000	Americold LLC, Series 2010-ARTA-D	7.44%	^	01/14/2029	2,002,118
15,000,000	Arbor Realty Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.99%)	3.38%	^	08/15/2027	15,036,450
12,618,000	Arbor Realty Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.15%)	3.54%	^	06/15/2028	12,670,055
363,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.05%	^	02/14/2035	364,475
11,568,171	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.29%	^	04/15/2035	11,557,731
12,019,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.44%	^	12/15/2036	12,146,695
12,570,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.34%	^	06/15/2035	12,579,213
225,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.79%	^	06/15/2035	227,056
14,879,146	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-A (1 Month LIBOR USD + 0.90%, 0.95% Floor)	3.29%	^	09/15/2035	14,851,382
89,070,058	BANK, Series 2017-BNK5-XA	1.23%	#I/O	06/15/2060	5,408,530
103,745,960	BANK, Series 2017-BNK6-XA	1.00%	#I/O	07/15/2060	5,372,360
9,971,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%, 2.56% Floor)	6.14%	^	08/15/2027	9,969,400
94,939,490	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.67%	#I/O	02/15/2050	8,390,107
2,261,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.59%	^	08/15/2036	2,247,115
2,577,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.09%	^	08/15/2036	2,580,680
5,194,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.89%	^	08/15/2036	5,212,247
5,175,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.89%	^	08/15/2036	5,200,320
13,430,131	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	10/15/2037	13,429,447
168,500	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	4.79%	^	07/15/2037	169,446
17,989,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%)	3.12%	^	03/15/2037	17,949,870
1,388,065	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10-AJ	5.78%	#	12/11/2040	1,427,754
5,209,139	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,691,003
128,805,141	Benchmark Mortgage Trust, Series 2018-B1-XA	0.66%	#I/O	01/15/2051	4,660,801
12,792,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	07/15/2035	12,818,126
2,050,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	07/15/2035	2,053,662
1,111,883	Bsprt Issuer Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.49%	^	10/15/2034	1,113,891
2,411,000	Bsprt Issuer Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.79%	^	10/15/2034	2,417,822
18,407,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	3.63%	^	05/15/2029	18,477,167
615,000	BX Commercial Mortgage Trust, Series 2018-BIOA-C (1 Month LIBOR USD + 1.12%, 1.10% Floor)	3.52%	^	03/15/2037	615,973
3,590,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.72%	^	03/15/2037	3,597,990
8,976,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.35%	^	03/15/2037	9,024,832
1,950,883	BX Commercial Mortgage Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%)	4.37%	^	09/15/2037	1,949,075
13,368,368	BX Commercial Mortgage Trust, Series 2018-IND-A (1 Month LIBOR USD + 0.75%, 0.75% Floor)	3.14%	^	11/15/2035	13,393,085
3,506,536	BX Trust, Series 2017-APPL-A (1 Month LIBOR USD + 0.88%, 0.88% Floor)	3.27%	^	07/15/2034	3,511,068
14,603,850	BX Trust, Series 2017-APPL-B (1 Month LIBOR USD + 1.15%, 1.15% Floor)	3.54%	^	07/15/2034	14,623,153
3,761,250	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.44%	^	07/15/2034	3,770,600
5,819,950	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	07/15/2034	5,852,375
6,117,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.34%	^	06/15/2035	6,147,463
5,854,800	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.44%	^	07/15/2034	5,863,734
9,922,900	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.54%	^	07/15/2034	9,978,184
14,601,676	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%)	3.48%	^	09/15/2037	14,577,837
11,441,000	BX Trust, Series 2018-GW-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.19%	^	05/15/2035	11,438,277
1,001,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	4.16%	^	05/15/2035	1,007,715
124,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.04%	^	04/15/2035	124,967
4,055,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.50%	#^	10/15/2034	4,187,946
17,352,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	3.46%	^	12/15/2037	17,439,355
712,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT-A	3.36%	^	04/10/2029	718,283
26,178,247	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.47%	#I/O	05/10/2050	1,966,913
116,010,869	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.82%	#I/O	06/15/2050	10,703,488
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.12%	#I/O	06/15/2050	2,830,958
5,586,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-B	4.69%	^	02/15/2033	5,939,537
4,752,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-C	5.29%	^	02/15/2033	5,083,877
2,851,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-D	6.10%	^	02/15/2033	3,058,639
1,364,901	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	4.25%	^	11/15/2031	1,364,984
2,410,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-A (1 Month LIBOR USD + 0.79%, 0.75% Floor)	3.18%	^	07/15/2032	2,411,767
4,165,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-B (1 Month LIBOR USD + 0.97%, 0.95% Floor)	3.36%	^	07/15/2032	4,168,043
4,697,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	07/15/2032	4,709,605
6,576,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.54%	^	07/15/2032	6,582,513
12,600,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.69%	^	02/15/2037	12,644,802
973,000	CHT Mortgage Trust, Series 2017-CSMO-A (1 Month LIBOR USD + 0.93%, 0.11% Floor)	3.32%	^	11/15/2036	975,002
7,731,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.39%	^	11/15/2036	7,774,199
4,123,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.14%	^	11/15/2036	4,152,908
33,700,330	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.45%	#I/O	02/10/2049	2,235,872
64,904,789	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86%	#I/O	04/15/2049	5,403,752
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.83%, 0.80% Floor)	3.22%	^	12/15/2036	9,007,574
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	4.19%	^	12/15/2036	179,673
363,000	CLNS Trust, Series 2017-IKPR-C (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.51%	^	06/11/2032	363,347
6,919,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.46%	^	06/11/2032	6,940,438
6,919,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.91%	^	06/11/2032	6,972,417
7,778,224	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.81%	#I/O	08/15/2045	322,886
111,839,078	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.33%	#I/O	10/10/2046	4,530,053
28,530,743	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.49%	#I/O	01/10/2046	1,128,203
2,950,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-C (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.83%	^	10/15/2031	2,945,844
6,657,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	3.83%	^	10/15/2031	6,567,262
171,193,159	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	1.05%	#I/O	08/10/2048	7,183,967
21,308,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	09/15/2033	21,266,456
10,603,000	Credit Suisse Commercial Mortgage Securities Corporation, Series 2019-SKLZ-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	01/15/2034	10,618,878
18,505,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	3.37%	^	05/15/2036	18,514,123
5,464,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-C	3.23%	^	04/05/2033	5,475,279
6,501,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.44%	# ^	04/05/2033	6,490,936
126,697,417	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.40%	#I/O	06/15/2050	8,123,332
20,012,886	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	1.03%	#I/O	09/15/2050	815,747
583,000	CSMC Trust 2017-MOON, Series 2017-MOON-D	3.30%	#^	07/10/2034	583,120
10,862,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	07/15/2032	10,894,146
811,000	CSMC Trust, Series 2017-LSTK-E	3.44%	#^	04/05/2033	803,946
20,220,000	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	08/15/2035	20,267,960
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.95% Floor)	3.24%	^	06/15/2034	12,892,951
11,744,670	DBGS Mortgage Trust, Series 2018-BIOD-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.20%	^	05/15/2035	11,773,046
18,124,000	Exantas Capital Corporation Ltd., Series 2019-RSO7-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	04/15/2036	18,156,841
7,643,686	GPMT Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.28%	^	11/21/2035	7,655,151
17,691,000	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.69%	^	02/22/2036	17,775,032
6,396,000	GPT Mortgage Trust, Series 2018-GPP-B (1 Month LIBOR USD + 1.28%, 1.28% Floor)	3.67%	^	06/15/2035	6,390,883
12,112,000	Great Wolf Trust, Series 2017-WOLF-B (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.49%	^	09/15/2034	12,121,510
3,487,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.49%	^	09/15/2034	3,491,880
5,404,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.49%	^	09/15/2034	5,418,127
2,876,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.46%	^	09/15/2034	2,887,721
1,512,000	GS Mortgage Securities Corporation Trust, Series 2017-500K-D (1 Month LIBOR USD + 1.30%, 1.55% Floor)	3.69%	^	07/15/2032	1,508,519
14,599,000	GS Mortgage Securities Corporation, Series 2018-3PCK-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.84%	^	09/15/2031	14,578,735
26,411,500	GS Mortgage Securities Corporation, Series 2018-FBLU-E (1 Month LIBOR USD + 2.75%, 2.75% Floor)	5.14%	^	11/15/2035	26,656,002
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	3.29%	^	07/15/2031	6,000,109
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	3.99%	^	07/15/2031	5,985,551
6,788,000	GS Mortgage Securities Trust, Series 2017-500K-E (1 Month LIBOR USD + 1.50%, 1.75% Floor)	3.89%	^	07/15/2032	6,791,279
9,116,000	GS Mortgage Securities Trust, Series 2017-500K-F (1 Month LIBOR USD + 1.80%, 2.15% Floor)	4.19%	^	07/15/2032	9,083,982
110,841,175	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.19%	#I/O	05/10/2050	7,724,987
133,272,329	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.28%	#I/O	08/10/2050	9,570,313
154,004,525	GS Mortgage Securities Trust, Series 2017-GS8-XA	1.12%	#I/O	11/10/2050	9,850,946
9,236,000	Hilton Orlando Trust, Series 2018-ORL-B (1 Month LIBOR USD + 1.05%)	3.44%	^	12/15/2034	9,246,732
7,250,000	Hunt Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 1.65%)	4.04%	^	08/15/2034	7,234,644
20,301,000	Hunt Ltd., Series 2018-FL2-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	3.47%	^	08/15/2028	20,372,053
3,990,000	IMT Trust, Series 2017-APTS-DFL (1 Month LIBOR USD + 1.55%)	3.94%	^	06/15/2034	3,989,711
1,614,597	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-A1	1.95%		01/15/2049	1,609,317
2,684,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	06/15/2032	2,669,723
2,027,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	06/15/2032	2,003,061
6,562,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	06/15/2032	6,453,474
12,615,882	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	06/15/2032	12,648,828
402,383	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	383,857
467,616	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	467,961
4,546,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-E	5.72%	#^	07/15/2046	4,754,850
17,617,166	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	1.14%	#I/O	07/15/2047	527,622
2,333,614	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6-B (1 Month LIBOR USD + 2.28%, 2.28% Floor)	4.67%	^	11/15/2031	2,335,242
69,775,815	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.88%	#I/O	12/15/2049	2,437,548
3,188,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-A	2.80%	^	10/05/2031	3,219,455
12,491,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	5.03%	^	07/05/2033	12,518,895
87,421,116	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.53%	#I/O	11/15/2048	3,707,521
15,902,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-A	3.34%	^±	07/15/2036	15,921,877
500,000	LCCM Mortgage Trust, Series 2014-909-D	4.03%	#^	05/15/2031	505,546
3,792,000	LCCM Mortgage Trust, Series 2014-PKMD-MRC	2.95%	#^	11/14/2027	3,783,250
4,203,015	LMREC, Inc., Series 2015-CRE1-AR (1 Month LIBOR USD + 0.98%)	3.38%	^	02/22/2032	4,213,522
11,004,000	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	3.52%	^	05/15/2028	11,038,160
18,273,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.89%	^	05/09/2036	18,323,251
12,297,000	LoanCore Issuer Ltd., Series 2019-CRE3-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	3.44%	^	04/15/2034	12,338,527
70,670,872	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.27%	#^I/O	03/10/2050	3,060,685
12,970,000	Marathon CRE, Series 2018-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	3.54%	^	06/15/2028	12,989,455
20,092,000	Monarch Beach Resort Trust, Series 2018-MBR-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	3.31%	^	07/15/2035	20,075,977
2,678,107	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.62%	#^I/O	08/15/2045	95,040
15,018,501	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60%	^I/O	12/15/2046	443,052
9,358,354	Morgan Stanley Capital Trust, Series 2007-T27-AJ	6.14%	#	06/11/2042	9,941,029
3,240,000	Morgan Stanley Capital Trust, Series 2013-WLSR-A	2.70%	^	01/11/2032	3,235,725
4,297,000	Morgan Stanley Capital Trust, Series 2013-WLSR-C	3.20%	^	01/11/2032	4,293,223
3,216,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	4.59%	^	11/15/2034	3,220,078
4,824,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	5.54%	^	11/15/2034	4,829,929
3,655,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	6.74%	^	11/15/2034	3,661,919
878,000	Morgan Stanley Capital Trust, Series 2017-JWDR-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	3.24%	^	11/15/2034	877,609
12,901,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.29%	^	07/15/2035	12,923,258
1,467,394	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.72%	#^I/O	11/12/2041	62
68,939,826	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.60%	# I/O	06/15/2050	5,383,807
10,267,483	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	08/15/2034	10,329,180
16,416,000	MSCG Trust, Series 2018-SELF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.29%	^	10/15/2037	16,461,443
5,185,000	Natixis Commercial Mortgage Securities Trust 2018-850T, Series 2018-850T-C (1 Month LIBOR USD + 1.15%, 1.15% Floor)	3.55%	^	07/15/2033	5,178,766
12,344,914	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.39%	^	06/15/2035	12,311,347
17,490,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	02/15/2036	17,584,009
10,201,000	OBP Depositor LLC Trust, Series 2010-OBP-A	4.65%	^	07/15/2045	10,316,857
13,000,000	PFP Ltd., Series 2019-5-A (1 Month LIBOR USD + 0.97%)	3.37%	^	04/14/2036	13,049,556
2,363,000	RAIT Trust, Series 2017-FL7-AS (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.69%	^	06/15/2037	2,347,576
16,891,047	Ready Capital Mortgage Trust, Series 2019-5-A	3.78%	^	02/25/2052	17,256,597
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	3.34%	^	06/15/2033	5,435,509
6,186,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	3.64%	^	06/15/2033	6,168,896
16,920,000	Shelter Growth Issuer Ltd., Series 2019-FL2-B (1 Month LIBOR USD + 1.80%, 1.80% Floor)	4.69%	^	05/15/2036	17,010,573
15,476,980	SLIDE, Series 2018-FUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.29%	^	06/15/2031	15,505,208
783,893	SLIDE, Series 2018-FUN-B (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	06/15/2031	785,853
765,447	TPG Real Estate Finance Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.75%, 0.75% Floor)	3.14%	^	02/15/2035	766,594
28,009,222	UBS Commercial Mortgage Trust, Series 2012-C1-XA	2.25%	#^I/O	05/10/2045	1,284,822
70,711,132	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.74%	#I/O	06/15/2050	6,596,288
105,944,183	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.27%	#I/O	08/15/2050	7,082,824
118,216,561	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.04%	#I/O	02/15/2051	7,124,451
16,106,061	VMC Finance LLC, Series 2018-FL2-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	3.31%	^	10/15/2035	16,167,473
184,732,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-XA	1.53%	#^I/O	06/15/2052	18,938,540
31,451,426	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	1.00%	#I/O	09/15/2058	1,299,001
12,500,024	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.99%	#^I/O	08/15/2045	574,684

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,232,828,726)					1,218,474,368

Non-Agency Residential Collateralized Mortgage Obligations - 18.0%
18,604,739	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	18,734,391
9,246,044	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	9,372,091
36,480,727	Ajax Mortgage Loan Trust, Series 2018-F-A	4.38%	#^	11/25/2058	36,661,890
3,679,925	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	3,701,718
2,958,278	Angel Oak Mortgage Trust LLC, Series 2017-1-A1	2.81%	#^	01/25/2047	2,964,180
1,442,535	Angel Oak Mortgage Trust LLC, Series 2017-1-A2	3.09%	#^	01/25/2047	1,446,338
18,749,341	Angel Oak Mortgage Trust LLC, Series 2018-2-A1	3.67%	#^	07/27/2048	19,104,877
226,083	Banc of America Funding Corporation, Series 2005-E-6A1	4.70%	#	05/20/2035	231,414
1,201,343	Banc of America Mortgage Securities Trust, Series 2005-E-2A1	4.72%	#	06/25/2035	1,158,198
3,266,201	Bayview Opportunity Master Fund Trust, Series 2018-RN6-A1	4.09%	^§	07/25/2033	3,302,019
6,442,685	Bayview Opportunity Master Fund Trust, Series 2018-RN7-A1	4.26%	^§	08/28/2033	6,458,514
12,100,000	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	12,190,750
22,000,000	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	22,022,000
1,212,375	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	#^Þ	08/28/2021	1,265,984
2,242,575	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	4.77%	#	02/25/2034	2,309,605
236,743	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	245,918
11,106,787	Bellemeade Ltd., Series 2018-2A-M1A (1 Month LIBOR USD + 0.95%)	3.35%	^	08/25/2028	11,119,334
2,611,695	CAM Mortgage Trust, Series 2018-1-A1	3.96%	^§	12/01/2065	2,616,791
7,605,638	Carrington Mortgage Loan Trust, Series 2007-FRE1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.50% Cap)	2.60%		02/25/2037	7,601,717
7,367,745	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	7,384,664
21,263,911	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	21,390,407
801,335	CitiCorporationResidential Mortgage Securities, Inc., Series 2007-1-A4	5.25%	ß	03/25/2037	818,072
4,930,952	CitiCorporationResidential Mortgage Securities, Inc., Series 2007-2-A4	5.02%	ß	06/25/2037	4,974,486
1,102,434	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	4.98%		03/25/2036	1,115,695
37,589,808	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	38,192,320
9,678,695	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	9,814,150
10,000,000	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	10,071,430
3,089,285	Civic Mortgage LLC, Series 2018-1-A1	3.89%	^§	06/25/2022	3,082,847
1,996,997	COLT Mortgage Loan Trust, Series 2018-1-A2	2.98%	#^	02/25/2048	1,997,050
2,491,163	COLT Mortgage Loan Trust, Series 2018-1-A3	3.08%	#^	02/25/2048	2,491,172
5,019,792	COLT Mortgage Loan Trust, Series 2018-3-A1	3.69%	#^	10/26/2048	5,103,463
3,469,562	COLT Mortgage Loan Trust, Series 2018-3-A2	3.76%	#^	10/26/2048	3,527,298
3,321,921	COLT Mortgage Loan Trust, Series 2018-3-A3	3.87%	#^	10/26/2048	3,377,118
12,364	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	3.87%	#	04/25/2036	12,445
2,879,712	Countrywide Home Loans, Series 2004-HYB9-1A1	4.28%	#	02/20/2035	2,916,144
31,218	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	30,937
6,658,642	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	4.04%	#^	11/27/2037	6,807,045
543,429	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	3.56%	#^	04/27/2035	545,401
25,745,523	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	26,170,257
48,757,067	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	49,536,185
24,920,454	CSMC Trust, Series 2019-3R-1A1 (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.83%	^	06/02/2047	25,128,995
19,712,339	CSMC Trust, Series 2019-RPL2-A1	3.88%	^	07/25/2058	20,136,895
2,308,286	Deephaven Residential Mortgage Trust, Series 2017-2A-A1	2.45%	#^	06/25/2047	2,312,373
1,121,167	Deephaven Residential Mortgage Trust, Series 2017-2A-A2	2.61%	#^	06/25/2047	1,124,109
1,648,775	Deephaven Residential Mortgage Trust, Series 2017-2A-A3	2.71%	#^	06/25/2047	1,653,075
4,781,989	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	4.77%	#	08/25/2037	3,804,557
869,946	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	872,985
16,844,630	GCAT LLC, Series 2018-1-A1	3.84%	^§	06/25/2048	16,981,782
15,000,000	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	15,010,500
2,251,245	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	4.65%	#	11/25/2035	2,190,426
6,258,505	Homeward Opportunities Fund Trust, Series 2018-1-A1	3.77%	#^	06/25/2048	6,392,542
8,103,718	Homeward Opportunities Fund Trust, Series 2018-1-A2	3.90%	#^	06/25/2048	8,262,238
9,416,292	Homeward Opportunities Fund Trust, Series 2018-1-A3	4.00%	#^	06/25/2048	9,588,343
185,213	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	178,257
31,642	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	31,037
36,688	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	35,860
20,648,431	JP Morgan Mortgage Trust, Series 2018-7FRB-A2 (1 Month LIBOR USD + 0.75%)	3.18%	^	04/25/2046	20,665,840
14,916,833	Legacy Mortgage Asset Trust 2019-GS4, Series 2019-GS4-A1	3.44%	^§	05/25/2059	15,062,311
17,313,499	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^§	01/25/2057	17,266,637
22,631,053	Legacy Mortgage Asset Trust, Series 2018-GS1-A1	4.00%	^§	03/25/2058	22,895,576
19,019,172	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	19,411,973
35,418,260	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	36,094,929
19,334,418	Legacy Mortgage Asset Trust, Series 2019-GS2-A1	3.75%	^§	01/25/2059	19,847,090
29,717,423	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^§	04/25/2059	30,337,406
3,762,323	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.66%	#	04/25/2036	3,362,235
2,796,341	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A (0.12% Floor)	4.42%		11/25/2035	2,830,307
12,459,037	MFA LLC, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	12,418,875
15,501,566	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	15,706,684
10,622,143	Mill City Mortgage Loan Trust, Series 2017-1-A1	2.75%	#^	11/25/2058	10,679,224
18,437,976	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75%	#^	01/25/2061	18,554,397
7,360	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	7,584
989,173	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.63%	^	02/26/2037	987,858
4,400,000	Nationstar HECM Loan Trust, Series 2018-2A-M2	3.82%	#^	07/25/2028	4,393,651
14,697,799	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	14,969,403
16,121,844	New Residential Mortgage Loan Trust, Series 2019-NQM1-A1	3.67%	#^	01/25/2049	16,478,014
13,214,626	New Residential Mortgage Loan Trust, Series 2019-NQM1-A2	3.88%	#^	01/25/2049	13,524,963
36,958,928	New Residential Mortgage Loan Trust, Series 2019-RPL1-A1	4.33%	^§	02/26/2024	37,600,771
18,566,321	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1-A	3.19%	^	01/25/2023	18,662,205
15,598,924	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	15,711,233
11,728,094	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^§	06/25/2057	11,735,663
4,270,344	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	4,283,169
5,986,236	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	3.05%	^	06/25/2057	5,968,781
40,333	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	40,762
2,125,774	Pretium Mortgage Credit Partners LLC, Series 2018-NPL3-A1	4.13%	^§	08/25/2033	2,145,519
8,055,849	Pretium Mortgage Credit Partners LLC, Series 2018-NPL4-A1	4.83%	^§	09/25/2058	8,173,790
46,981,229	Pretium Mortgage Credit Partners LLC, Series 2019-1A-A1	4.50%	^§	01/25/2024	47,662,457
51,361,582	Pretium Mortgage Credit Partners LLC, Series 2019-NPL1-A1	4.21%	^§	07/25/2060	52,186,726
4,762,029	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/25/2058	4,781,662
2,944,563	PRPM LLC, Series 2017-1A-A1	4.25%	^§	01/25/2022	2,983,625
17,459,203	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	17,533,387
29,199,888	PRPM LLC, Series 2018-2A-A1	4.00%	#^	08/25/2023	29,541,246
39,854,000	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	3.58%	^	06/25/2029	40,204,516
6,392,022	Starwood Mortgage Residential Trust, Series 2018-IMC1-A2	3.90%	#^	03/25/2048	6,527,715
246,735	Structured Asset Securities Corporation, Series 2003-24A-1A3	4.52%	#	07/25/2033	252,252
45,414	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	46,066
107,649	Structured Asset Securities Corporation, Series 2006-OW1-A4 (1 Month LIBOR USD + 0.40%, 0.20% Floor)	2.80%	^	12/25/2035	107,930
34,686,818	Towd Point Mortgage Trust, Series 2019-SJ1-A1	3.75%	#^	11/25/2058	35,169,964
925,642	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	924,036
4,047,093	Velocity Commercial Capital Loan Trust, Series 2016-2-AFX	3.00%	#	10/25/2046	4,035,690
10,802,425	Velocity Commercial Capital Loan Trust, Series 2017-1-AFX	3.00%	#^	05/25/2047	10,764,438
28,107,097	Vericrest Opportunity Loan Trust, Series 2019-NPL3-A1	3.97%	^§	03/25/2049	28,380,393
8,320,331	Verus Securitization Trust, Series 2017-1A-A1	2.85%	#^	01/25/2047	8,354,773
1,232,642	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	1,240,421
12,634,426	Verus Securitization Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	12,672,274
9,323,158	VOLT LLC, Series 2017-NP11-A1	3.38%	^§	10/25/2047	9,375,607
15,629,971	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	15,705,251
9,491,807	VOLT LLC, Series 2018-NPL1-A1	3.75%	^§	04/25/2048	9,549,908
13,179,993	VOLT LLC, Series 2018-NPL5-A1A	4.21%	^§	08/25/2048	13,338,198
29,697,351	VOLT LLC, Series 2018-NPL6-A1A	4.11%	^§	09/25/2048	30,053,416
9,036,954	VOLT LLC, Series 2018-NPL7-A1A	3.97%	^§	09/25/2048	9,128,627
13,376,098	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	13,492,561
7,776,741	VOLT LLC, Series 2018-NPL9-A1A	4.46%	^§	10/25/2048	7,868,867
8,931,111	VOLT LLC, Series 2019-NPL1-A1A	4.34%	^§	01/25/2049	9,077,753
738,703	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	4.70%	#	12/25/2032	759,851
1,306,974	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6-5A1	4.87%	#	03/25/2036	1,336,757

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,283,603,616)					1,298,443,506

US Corporate Bonds - 5.6%
5,555,000	AbbVie, Inc.	3.38%		11/14/2021	5,649,685
5,425,000	Altria Group, Inc.	3.49%		02/14/2022	5,579,497
5,618,000	American Express Company (3 Month LIBOR USD + 0.65%)	3.17%		02/27/2023	5,623,207
11,615,000	Amgen, Inc.	2.20%		05/11/2020	11,596,044
5,475,000	Analog Devices, Inc.	2.95%		01/12/2021	5,525,403
10,600,000	Anthem, Inc.	2.50%		11/21/2020	10,622,473
11,457,000	AT&T, Inc.	2.80%		02/17/2021	11,531,333
11,139,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	3.27%		03/05/2024	11,156,428
8,375,000	BAT Capital Corporation	2.30%		08/14/2020	8,357,069
11,190,000	Capital One Financial Corporation	2.40%		10/30/2020	11,202,620
11,365,000	Cardinal Health, Inc.	2.62%		06/15/2022	11,427,267
5,291,000	Celgene Corporation	2.88%		08/15/2020	5,318,313
5,970,000	Cigna Corporation	3.40%	^	09/17/2021	6,086,526
11,106,000	Cintas Corporation	2.90%		04/01/2022	11,295,497
5,346,000	Citigroup, Inc.	2.75%		04/25/2022	5,399,379
5,880,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	3.54%		06/01/2024	5,915,546
5,410,000	Comcast Corporation	3.45%		10/01/2021	5,567,191
8,884,000	Consolidated Edison, Inc.	2.00%		03/15/2020	8,856,001
2,466,000	Consolidated Edison, Inc.	2.00%		05/15/2021	2,453,036
5,190,000	Continental Resources, Inc.	4.50%		04/15/2023	5,455,575
11,468,000	CVS Health Corporation	2.80%		07/20/2020	11,498,899
4,760,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	4,742,301
5,430,000	Delta Air Lines, Inc.	3.40%		04/19/2021	5,512,737
4,280,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	4,362,468
5,415,000	eBay, Inc.	2.75%		01/30/2023	5,446,148
5,399,000	Energy Transfer Operating LP	4.25%		03/15/2023	5,638,678
5,625,000	EQT Corporation	2.50%		10/01/2020	5,610,519
4,301,000	FedEx Corporation	3.40%		01/14/2022	4,409,842
5,790,000	Ford Motor Credit Company LLC (3 Month LIBOR USD + 1.24%)	3.75%		02/15/2023	5,623,419
5,670,000	General Electric Company	2.70%		10/09/2022	5,663,735
5,552,000	General Mills, Inc.	3.15%		12/15/2021	5,645,620
2,315,000	General Motors Financial Company	2.65%		04/13/2020	2,314,710
3,358,000	General Motors Financial Company	3.20%		07/06/2021	3,387,671
4,605,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	4,605,168
5,355,000	Goldman Sachs Group, Inc.	3.20%		06/05/2020	5,401,271
1,695,000	Goldman Sachs Group, Inc.	2.35%		11/15/2021	1,692,439
7,270,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	7,419,790
610,000	Kinder Morgan Energy Partners LP	6.85%		02/15/2020	625,593
10,266,000	Kinder Morgan, Inc.	3.05%		12/01/2019	10,285,249
5,190,000	Marathon Petroleum Corporation	4.75%		12/15/2023	5,599,789
5,180,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	3.52%		12/29/2021	5,195,121
5,355,000	Microchip Technology, Inc.	3.92%		06/01/2021	5,452,150
11,415,000	Mondelez International, Inc.	3.00%		05/07/2020	11,462,599
11,015,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	3.52%		07/22/2022	11,087,560
6,030,000	NextEra Energy Capital Holdings, Inc.	3.34%		09/01/2020	6,098,905
11,538,000	Northrop Grumman Corporation	2.08%		10/15/2020	11,521,574
3,755,000	PNC Bank	2.45%		11/05/2020	3,764,156
6,358,000	PNC Funding Corporation	4.38%		08/11/2020	6,500,881
555,000	PNC Funding Corporation	3.30%		03/08/2022	570,738
679,000	Prudential Financial, Inc.	4.50%		11/15/2020	699,826
1,770,000	Prudential Financial, Inc.	4.50%		11/16/2021	1,860,940
5,240,000	PSEG Power LLC	3.85%		06/01/2023	5,461,329
3,295,000	Reynolds American, Inc.	3.25%		06/12/2020	3,317,775
5,325,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	5,558,655
7,299,000	Sherwin-Williams Company	2.25%		05/15/2020	7,286,726
4,625,000	Synchrony Financial	3.75%		08/15/2021	4,713,279
11,086,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	11,346,178
5,755,000	Union Pacific Corporation	3.20%		06/08/2021	5,857,708
5,605,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.62%		05/15/2025	5,681,719
6,100,000	Volkswagen Group of America Finance LLC	4.00%	^	11/12/2021	6,296,308
5,590,000	Waste Management, Inc.	2.95%		06/15/2024	5,751,495
10,965,000	Wells Fargo & Company	2.60%		01/15/2021	11,009,436
5,365,000	Welltower, Inc.	3.63%		03/15/2024	5,583,337

Total US Corporate Bonds (Cost $397,901,730)					402,182,531

US Government and Agency Mortgage Backed Obligations - 4.6%
127,840,048	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	4,983,154
238,412	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	258,869
1,939,693	Federal Home Loan Mortgage Corporation, Series 3025-FW (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap)	2.64%		08/15/2035	1,930,348
45,819	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	45,971
29,186	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	30,137
2,371,298	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	2,375,622
961,858	Federal Home Loan Mortgage Corporation, Series 4074-KF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	2.69%		02/15/2041	959,730
1,135,995	Federal Home Loan Mortgage Corporation, Series 4238-FD (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	2.69%		02/15/2042	1,137,413
2,934,641	Federal Home Loan Mortgage Corporation, Series 4381-FK (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.74%		06/15/2044	2,923,751
14,278,440	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	14,107,562
7,062,360	Federal Home Loan Mortgage Corporation, Series 4631-GF (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.89%		11/15/2046	7,086,985
13,082,505	Federal Home Loan Mortgage Corporation, Series 4725-FB (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.74%		08/15/2047	13,031,812
18,307,000	Federal Home Loan Mortgage Corporation, Series 4768-FG (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.69%		03/15/2048	18,194,214
10,264,178	Federal Home Loan Mortgage Corporation, Series 4824-FC (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.74%		09/15/2048	10,268,473
9,451,012	Federal Home Loan Mortgage Corporation, Series 4842-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.74%		11/15/2048	9,458,885
7,785,459	Federal National Mortgage Association	2.90%	±	02/25/2047	7,806,092
111,102	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	114,452
7,603,188	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 7.33% Cap)	2.38%		11/01/2042	7,810,849
2,650,712	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	2,763,733
2,884,870	Federal National Mortgage Association, Pool AL9932	3.04%		01/01/2024	2,943,409
4,799,787	Federal National Mortgage Association, Pool BC0057 (12 Month LIBOR USD + 1.60%, 1.60% Floor, 7.41% Cap)	2.41%		12/01/2045	4,845,992
2,945,247	Federal National Mortgage Association, Series 2006-97-FE (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.85%		10/25/2035	2,951,402
1,169,218	Federal National Mortgage Association, Series 2010-113-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	2.80%		10/25/2040	1,171,293
1,064,178	Federal National Mortgage Association, Series 2011-128-FK (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.75%		07/25/2041	1,064,898
18,597,802	Federal National Mortgage Association, Series 2011-63-FP (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	2.72%		07/25/2041	18,567,558
109,176	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	116,249
2,650,467	Federal National Mortgage Association, Series 2012-110-MF (1 Month LIBOR USD + 0.46%, 0.46% Floor, 6.50% Cap)	2.86%		10/25/2042	2,651,965
1,327,012	Federal National Mortgage Association, Series 2012-111-JF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.80%		07/25/2040	1,331,043
9,670,625	Federal National Mortgage Association, Series 2012-56-FA (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap)	2.95%		06/25/2042	9,723,007
20,378,711	Federal National Mortgage Association, Series 2012-56-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.85%		06/25/2042	20,381,637
2,948,001	Federal National Mortgage Association, Series 2013-81-EF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.75%		12/25/2042	2,943,854
12,489,411	Federal National Mortgage Association, Series 2016-89-FH (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.90%		12/25/2046	12,541,110
23,342,131	Federal National Mortgage Association, Series 2017-96-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.80%		12/25/2057	23,451,400
14,361,127	Federal National Mortgage Association, Series 2018-15-JF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		03/25/2048	14,283,948
13,297,356	Federal National Mortgage Association, Series 2018-49-FB (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		07/25/2048	13,240,107
21,220,127	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		08/25/2048	21,169,335
14,264,273	Federal National Mortgage Association, Series 2018-64-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.75%		09/25/2048	14,265,833
21,632,624	Federal National Mortgage Association, Series 2018-70-HF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.75%		10/25/2058	21,734,541
19,425,766	Federal National Mortgage Association, Series 2018-71-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		09/25/2048	19,407,963
13,152,462	Federal National Mortgage Association, Series 2018-77-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.70%		10/25/2048	13,077,097
5,553,436	Federal National Mortgage Association, Series 2019-6-KF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.85%		03/25/2049	5,545,434

Total US Government and Agency Mortgage Backed Obligations (Cost $330,090,938)					332,697,127

US Government and Agency Obligations - 4.6%
39,000,000	United States Treasury Notes	2.25%		03/31/2020	39,067,031
50,000,000	United States Treasury Notes	2.75%		08/15/2021	51,028,320
80,000,000	United States Treasury Notes	1.50%		03/31/2023	79,320,313
63,000,000	United States Treasury Notes	1.63%		04/30/2023	62,737,910
100,100,000	United States Treasury Notes	2.25%		12/31/2023	102,229,080

Total US Government and Agency Obligations (Cost $327,399,271)					334,382,654

Affiliated Mutual Funds - 0.7%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				49,800,000

Total Affiliated Mutual Funds (Cost $50,000,000)					49,800,000

Exchange Traded Funds and Common Stocks - 0.0%
89,329	Frontera Energy Corporation				893,288

Total Exchange Traded Funds and Common Stocks (Cost $8,231,569)					893,288

Short Term Investments - 3.7%
26,720,347	First American Government Obligations Fund - Class U	2.31%	◆		26,720,347
26,720,347	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		26,720,347
26,720,347	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		26,720,347
51,200,000	United States Treasury Bills	0.00%		08/15/2019	51,068,000
35,500,000	United States Treasury Bills	0.00%		09/19/2019	35,336,818
31,600,000	United States Treasury Bills	0.00%		10/10/2019	31,415,485
67,300,000	United States Treasury Bills	0.00%		11/07/2019	66,806,228

Total Short Term Investments (Cost $264,657,211)					264,787,572

Total Investments - 99.8% (Cost $7,165,408,505)					7,195,223,301
Other Assets in Excess of Liabilities - 0.2%					13,513,238

NET ASSETS - 100.0%					$7,208,736,539

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $4,147,941,971 or 57.5% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will incre

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2019.

†	Perpetual Maturity

I/O	Interest only security

Þ	Value determined using significant unobservable inputs.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2019.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2019.

◆	Seven-day yield as of June 30, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	18.0%
Non-Agency Commercial Mortgage Backed Obligations	16.9%
Collateralized Loan Obligations	16.0%
Foreign Corporate Bonds	15.6%
Asset Backed Obligations	8.3%
US Corporate Bonds	5.6%
Bank Loans	5.0%
US Government and Agency Obligations	4.6%
US Government and Agency Mortgage Backed Obligations	4.6%
Short Term Investments	3.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Affiliated Mutual Funds	0.7%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	0.2%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	18.0%
Non-Agency Commercial Mortgage Backed Obligations	16.9%
Collateralized Loan Obligations	16.0%
Asset Backed Obligations	8.3%
Banking	7.4%
US Government and Agency Obligations	4.6%
US Government and Agency Mortgage Backed Obligations	4.6%
Short Term Investments	3.7%
Energy	3.3%
Telecommunications	2.0%
Healthcare	1.2%
Transportation	1.1%
Utilities	0.9%
Media	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Pharmaceuticals	0.8%
Consumer Products	0.7%
Affiliated Mutual Funds	0.7%
Hotels/Motels/Inns and Casinos	0.7%
Business Equipment and Services	0.7%
Finance	0.6%
Chemicals/Plastics	0.6%
Mining	0.6%
Food Products	0.4%
Building and Development (including Steel/Metals)	0.4%
Food Service	0.4%
Automotive	0.4%
Electronics/Electric	0.4%
Aerospace & Defense	0.4%
Pulp & Paper	0.3%
Industrial Equipment	0.2%
Beverage and Tobacco	0.2%
Conglomerates	0.2%
Retailers (other than Food/Drug)	0.2%
Chemical Products	0.2%
Containers and Glass Products	0.2%
Technology	0.2%
Financial Intermediaries	0.1%
Insurance	0.1%
Leisure	0.1%
Environmental Control	0.1%
Diversified Manufacturing	0.1%
Real Estate	0.1%
Commercial Services	0.1%
Other Assets and Liabilities	0.2%

100.0%

A summary of the DoubleLine Low Duration Bond Fund’s investments in affiliated mutual funds for the year ended June 30, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at June 30, 2019	Value at June 30, 2019	Change in Unrealized for the Period Ended June 30, 2019	Dividend Income Earned in the Period Ended June 30, 2019	Net Realized Gain (Loss) in the Period Ended June 30, 2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)	$49,000,000	$-	$-	5,000,000	$49,800,000	$800,000	$435,462	$-

	$49,000,000	$-	$-	5,000,000	$49,800,000	$800,000	$435,462	$-

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.